PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

	December 31,
	2017	2018
Cost
Buildings and plant	$313,210,971	$322,914,381
Machinery and equipment	237,606,822	335,808,916
Furniture, fixtures and equipment	23,035,493	25,953,939
Motor vehicles	254,630	582,375
Less: Accumulated depreciation	(109,191,519)	(131,106,712)
Property, plant and equipment, net	$464,916,397	$554,152,899
Construction in process	20,550,020	57,463,560
Total	$485,466,417	$611,616,459